401(k) Plan (Details) (401(k) benefit plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
401(k) benefit plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Eligibility of benefit plan, minimum period of service (in months)	6M
Maximum employer matching contribution percentage for non-highly compensated personnel (in hundredths)	50.00%
Company contributions to benefit plan	$ 300	$ 300	$ 200